Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statements of Loss
Net loss	$ (3,912,888)	$ (43,450)	$ (32,583)
Other comprehensive loss:
Revaluation of marketable securities	(19,501)	(97,698)	(167,890)
Total other comprehensive loss	(19,501)	(97,698)	(167,890)
Comprehensive loss	$ (3,932,389)	$ (141,148)	$ (200,473)